State Street Corporation
Legal Services Department
P.O. Box 5049
Boston, MA 02206-5049


December 2, 2002


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Services

Re:    Henderson Global Funds (the "Trust")
       (File Nos. 333-62270 and 811-10399)
       ------------------------------------

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above-named Trust on behalf of the Henderson European Focus Fund, Henderson Global Technology Fund and Henderson International Opportunities Fund of the Trust do not differ from those contained in Post-Effective Amendment No. 2 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on November 22, 2002 (Accession # 0000891804-02-002271).

If you have any questions concerning this filing, you may contact me at
(617) 662-3969.

Very truly yours,

 /s/Francine S. Hayes

Francine S. Hayes
Counsel



cc: H. Gregoriev